Statement of Cash Flows (October 1, 2018 to March 31, 2019 Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (28,297)	$ (1,484)	$ (31,049)	$ 0
Adjustments to reconcile net loss to net cash used in operating activities:
Benefical Conversion Feature	15,000	0	5,955
Accounts Payable	(5,703)	1,484	16,139	0
Accounts Payable - Related Party	(3,000)	0	3,000	0
Interest Payable - Related Party	206
Net Cash Used in Operating Activities	(21,794)	0	(5,955)	0
CASH FLOWS FROM FINANCING
Proceeds from Note Payable - Related Party	21,794	0	5,955	0
Net Cash Provided by Financing Activities	21,794	0	5,955	0
Net (Decrease) Increase in Cash			0
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	0	0	0	0
Cash and Cash Equivalents, at Carrying Value, Ending Balance	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	0	0	0	0
Franchise Taxes	$ 0	$ 0	$ 0	$ 0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Noncash Investing and Financing Activities Related Text	150,000,000 shares of common stock were issued in exchange for a debt conversion of $21,161 due to a related party.